Label	Element	Value
FPA New Income, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000099203_SupplementTextBlock

FPA New Income, Inc. (FPNIX)

Supplement dated May 31, 2016 to the

Prospectus dated January 31, 2016

This Supplement updates certain information contained in the Prospectus for FPA New Income, Inc. (the “Fund”) dated January 31, 2016.  You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.fpafunds.com or calling us at (800) 638-3060.

Risk/Return [Heading]	rr_RiskReturnHeading	FPA New Income, Inc.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Effective June 1, 2016, the annual fund operating expense table in the section “Fund Summary-Fees and Expenses of the Fund” on page 2 is hereby deleted in its entirety and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2017
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	Effective June 1, 2016, the table in the section “Fund Summary-Example” on page 2 is hereby deleted in its entirety and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective June 1, 2016, the first two sentences in the second paragraph in the section “Fund Summary-Principal Investment Strategies” on page 3 are hereby deleted in its entirety and replaced with the following:

The Fund generally invests in highly rated debt securities and will invest at least 75% of its total assets, calculated at market value at time of purchase, in debt securities rated at least A- or its equivalent by a nationally recognized statistical rating organization (“NRSRO”).  The Fund may invest up to 25% of its total assets, calculated at market value at time of purchase, in debt securities that are rated below A- or its equivalent by a NRSRO or that are unrated.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FPA New Income, Inc. | FPA New Income, Inc.
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 616

[1]	First Pacific Advisors, LLC (the "Adviser" or "FPA"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for Total Annual Fund Operating Expenses in excess of 0.49% of the average daily net assets of the Fund (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) through May 31, 2017. This agreement may only be terminated earlier by the Fund's Board of Directors (the "Board") or upon termination of the Advisory Agreement. The expense reimbursement has been estimated to reflect the anticipated reimbursement to the Fund.